Sales Transfer of Receivables (Detail) (Performing) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Cash flow information
Collections against securitized receivables/transfers	$ 72.6	3,692.6	7,048.6	9,967.8
Payments made	67.4	3,430.3	6,543.9	9,515.3
Cash flows on retained interests	$ 4.3	220.4	394.0	41.5